FAIR VALUE MEASUREMENTS (FY) (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Marketable securities held in the Trust Account	$ 69,830,544	$ 285,581,779	$ 281,521,183